10. DERIVATIVE LIABILITY (Details 3) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Level 1
Derivative liability-Warrants	$ 1,435	$ 2,058
Level 2
Derivative liability-Warrants
Level 3
Derivative liability-Warrants
Total
Derivative liability-Warrants	$ 1,435	$ 2,058